Non-current financial debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	$ 22,957	$ 17,285
Total	23,583	18,075
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	22,957	17,285
Others	626	790
Total	23,583	18,075
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	23,835	17,943
Others	626	790
Total	$ 24,461	$ 18,733